COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 110.2	$ 76.4
Capital expenditure obligations	36.6	29.7
Finance lease obligations	9.8	0.0
Operating leases	16.3	17.5
Total commitments	172.9	123.6
Royalties	46.5	44.3
Essakane S.A.
Disclosure Of Commitments [Line Items]
Royalties	$ 25.0	22.3
Royalty percentage, conditional market price if market price is lower or equal to $1,000 per ounce	3.00%
Royalty percentage, conditional market price if market price is between $1,000 and $1,300 per ounce	4.00%
Royalty percentage, conditional market price if market price is great than $1,300 per ounce	5.00%
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
Royalties	$ 21.5	$ 22.0
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%
Less than One Year
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 107.2
Capital expenditure obligations	31.8
Finance lease obligations	2.4
Operating leases	6.5
Total commitments	147.9
1-2 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	2.0
Capital expenditure obligations	2.3
Finance lease obligations	4.9
Operating leases	8.2
Total commitments	17.4
3-5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	0.8
Capital expenditure obligations	2.3
Finance lease obligations	2.5
Operating leases	0.6
Total commitments	6.2
Greater than 5 Years
Disclosure Of Commitments [Line Items]
Purchase obligations	0.2
Capital expenditure obligations	0.2
Finance lease obligations	0.0
Operating leases	1.0
Total commitments	$ 1.4